Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,234	$ 2,948
Accounts receivable	6,791	6,307
Inventories	4,180	3,969
Prepaid expenses and other	320	278
Total current assets	12,525	13,502
Investments	1,429	1,593
Fixed assets, net	8,173	8,293
Operating lease right-of-use assets	1,595	1,700
Goodwill	2,031	2,122
Intangible assets, net	452	493
Deferred tax assets	491	421
Other assets	1,093	962
Consolidated total assets	27,789	29,086
Current liabilities
Short-term borrowing	8	0
Accounts payable	6,999	6,465
Other accrued liabilities	2,118	2,156
Accrued salaries and wages	850	851
Income taxes payable	93	200
Long-term debt due within one year	654	455
Current portion of operating lease liabilities	276	274
Total current liability	10,998	10,401
Long-term debt	2,847	3,538
Operating lease liabilities	1,288	1,406
Long-term employee benefit liabilities	548	700
Other long-term liabilities	461	376
Deferred tax liabilities	312	440
Total liability	16,454	16,861
Shareholders' equity
Common Shares [issued: 2022 – 285,931,816; 2021 – 297,871,976]	3,299	3,403
Contributed surplus	111	102
Retained earnings	8,639	9,231
Accumulated other comprehensive loss	(1,114)	(900)
Stockholders equity attributable to Magna International Inc	10,935	11,836
Non-controlling interests	400	389
Total stockholder's equity	11,335	12,225
Total liability and stockholders' equity	$ 27,789	$ 29,086